Investments	12 Months Ended
Dec. 31, 2024
Investment [Abstract]
Investments
11.
Investments

	As at	As at
	December 31, 2024	December 31, 2023
Level 1 investments	4,669	31,557
Level 2 investments	4,276	4,339
Level 3 investments	13,152	14,313
	22,097	50,209

The Group elected to designate all of its investments as at fair value through OCI.

During the year ended December 31, 2024, the Group sold Level 1 investments for proceeds of $19.1 million resulting in a realized loss, net of tax, of $7.2 million on equity securities transferred from OCI to retained earnings.